Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Derivative Asset and Liability
	Derivative asset		Derivative liability
	2018	2017	2018	2017
Derivatives for general account
Derivatives not designated in a hedge	6,904	5,081	6,879	6,716
Derivatives designated as fair value hedges	30	32	29	48
Derivatives designated as cash flow hedges	289	393	151	233
Derivatives designated as Net foreign investment hedges	115	57	114	57
	7,337	5,563	7,174	7,053

Derivatives for account of policyholders
Derivatives not designated in a hedge	278	349	56	76
	278	349	56	76
Total derivatives [1]	7,615	5,912	7,230	7,130

[1]	Refer to note 47 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.

Derivatives Not Designated In Hedge - General Account

	Derivative asset		Derivative liability
Derivatives not designated in a hedge – general account	2018	2017	2018	2017
Derivatives held as an economic hedge	6,808	4,933	4,278	4,774
Bifurcated embedded derivatives	5	13	2,588	1,937
Other	91	134	12	5
Total	6,904	5,081	6,879	6,716

Credit Default Swaps Positions Outstanding at End of Year
	2018		2017
	Notional	Fair value	Notional	Fair value
CDSs	4,358	57	3,606	92

Credit Derivative Disclosure By Quality

2018			2017
Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value
AAA	16	-	4	-
AA	97	1	83	2
A	764	10	750	15
BBB	3,201	45	2,392	68
BB	226	5	357	8
B or lower	54	(3)	21	-
Total	4,358	57	3,606	92

Summary of Cash Flows are Expected to Occur

The periods when the cash flows are expected to occur are as follows:

	< 1 year	1 – 5 years	5 –10 years	> 10 years	2018 Total
Cash inflows	95	321	301	5,582	6,299
Cash outflows	-	1	3	-	5
Net cash flows	95	320	297	5,582	6,294

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2017 Total
Cash inflows	78	315	312	5,648	6,352
Cash outflows	-	1	4	-	5
Net cash flows	78	314	309	5,648	6,348